Derivative Assets And Liabilities - Disclosure of detailed information about in derivative assets liabilities explanatory (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	$ 185	$ 787
Current portion of derivative assets	23	587
Non-current derivative assets	162	200
Embedded Derivative [Member]
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	185	200
Current portion of derivative assets	23	0
Foreign currency contract derivative [Member]
Disclosure Of Derivative Financial Instruments Assets And Liabilities [Line Items]
Derivative financial assets liabilities net	0	587
Current portion of derivative assets	$ 0	$ 587